Income taxes - Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefits	€ (174.5)	€ (253.1)
Deferred tax assets	1,719.4	1,940.7
Deferred tax liabilities	(8.5)	(46.1)
Deferred and other tax assets (liabilities)	€ 1,536.4	€ 1,641.5